TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
TAXES ON INCOME
NOTE 19:-	TAXES ON INCOME

a.	Tax rates applicable to the income of the Group companies:

1.	Companies in Israel:

The Israeli corporate income tax rate was 23% in 2024 and 2023.

The deferred taxes are computed at the average tax rate of 23% based on the tax rates that are expected to apply upon realization.

2.	Foreign subsidiaries:

The principal tax rates applicable to the major subsidiaries whose place of incorporation is outside Israel are:

The U.S. - tax at the rate of 21%.
Germany - tax at the rate of 31.4%.

b.	Taxes on income included in the statements of comprehensive income:

	Year ended December 31,
	2024	2023	2022

Current taxes	716	552	749
Deferred taxes	253	409	341
Taxes in respect of prior years	(30)	(70)	7

	939	891	1,097

c.	Deferred tax assets (liabilities):

Composition and changes in deferred taxes, as presented in the consolidated balance sheet, are as follows:

	Fixed and intangible assets	Employee benefit liabilities	Short term investments	Carry- forward tax losses	Total

Balance at January 1, 2023	(3,065)	612	-	2,625	172

Amount included in statement of comprehensive income	55	39	(192)	(320)	(418)
Currency translation differences	91	(19)	(3)	(81)	(12)

Balance at December 31, 2023	(2,919)	632	(195)	2,224	(258)

Amount included in statement of comprehensive income (*)	334	(111)	104	(619)	(292)
Currency translation differences	21	(5)	3	(21)	(2)

Balance at December 31, 2024	(2,564)	516	(88)	1,584	(552)

(*)	$39 presented in other comprehensive income.

d.	The deferred taxes are reflected in the balance sheet as follows:

	December 31,
	2024	2023

Non-current assets	1,448	2,055
Non-current liabilities	2,000	2,313

	(552)	(258)

e.	A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense is as follows:

	Year ended December 31,
	2024	2023	2022

Income (loss) before taxes on income	(26,814)	(5,964)	1,312

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	(6,167)	(1,372)	302

Increase (decrease) in taxes resulting from:
Taxes in respect of previous years	(30)	(70)	7
Non-deductible expenses (non-taxable income)	2,519	406	(1,699)
Different tax rates	88	63	60
Loss for which deferred taxes were not recognized	4,529	1,864	2,234
Capital losses for which deferred taxes were not recognized	-	-	193

Total tax expenses reported in the consolidated statements of comprehensive income	939	891	1,097

f.	Carry forward tax losses:

The carry forward losses for tax purposes as of December 31, 2024 amount to NIS 242,826,000 ($66,582) (2023 – NIS 227,833,000 ($62,816)) in Israel (which may be carried forward indefinitely) and EUR 32,116,000 ($33,432) (2023 – EUR 29,387,000 ($32,503)) in Europe. In the U.S., SHL USA has federal and state net operating losses and credits of $19,679 (2023 - $15,337), which expire at various times.

Deferred tax assets in the amount of $26,188 (2023 - $23,938) relating to carry forward tax losses as described above, and deductible temporary differences, are not included in the consolidated financial statements as management presently believes that it is not probable that these deferred taxes will be realized in the foreseeable future.

g.	The expiry dates for carry forward tax losses which are not recognized are as follows:

	Year ended December 31,
	2024	2023

First year	762	37
Second year	413	762
Third year	153	413
Fourth year	959	153
Fifth year	730	959
Sixth - Fifteen	3,864	4,891
Unlimited	105,924	93,771

	112,805	100,986